INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Investments in associates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movements in investments in associates
As at January 1,		¥ 5,926,533	¥ 5,602,701
As at December 31,	$ 1,065,895	6,935,030	5,926,533
Associates
Movements in investments in associates
As at January 1,		5,926,533	5,602,701
Capital injections		857,317	511,151
A subsidiary changed into an associate (note 39 (d))		240,258
Deemed disposal of subsidiary (note 39 (e))		100,092
An investment in an associate changed into an available-for-sale financial investment			(176,774)
Share of profits and losses for the year		(165,249)	115,091
Cash dividends declared		(26,330)	(65,603)
Share of changes in reserves		2,409	596
Other decrease of investment in an associate			(60,629)
As at December 31,		¥ 6,935,030	¥ 5,926,533